Consolidated Statements of Financial Position (Parentheticals) - shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized (in Shares)	90,000,000	90,000,000
Ordinary shares, shares issued (in Shares)	32,557,174	23,228,941
Ordinary shares, shares outstanding (in Shares)	32,557,174	23,228,941